Consolidated statements of cash flows - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1],[2]	£ 3,970	£ 3,212	£ 3,321
Non-cash movements in operating assets and liabilities reflected in profit before tax:
Investments		(49,771)	(37,824)	(6,814)
Other non-investment and non-cash assets		(968)	(2,490)	(1,063)
Policyholder liabilities (including unallocated surplus)		44,877	31,135	6,067
Other liabilities (including operational borrowings)		3,360	7,861	1,761
Interest income and expense and dividend income included in result before tax		(8,994)	(9,749)	(8,726)
Other non-cash items		549	834	234
Operating cash items:
Interest receipts		6,900	7,886	7,316
Dividend receipts		2,612	2,286	1,777
Tax paid	[3]	(915)	(950)	(1,340)
Net cash flows from operating activities		1,620	2,201	2,533
Cash flows from investing activities
Purchases of property, plant and equipment		(134)	(348)	(256)
Proceeds from disposal of property, plant and equipment			102	30
Acquisition of subsidiaries and intangibles	[4]	(351)	(303)	(286)
Sale of businesses	[4]	1,301		43
Net cash flows from investing activities		816	(549)	(469)
Structural borrowings of the Group - Shareholder-financed operations:
Issue of subordinated debt, net of costs	[5]	565	1,227	590
Redemption of subordinated debt	[5]	(751)
Interest paid	[5]	(369)	(335)	(288)
Structural borrowings of the Group - With-profits operations:
Interest paid	[6]	(9)	(9)	(9)
Equity capital:
Issues of ordinary share capital		21	13	7
Dividends paid		(1,159)	(1,267)	(974)
Net cash flows from financing activities		(1,702)	(371)	(674)
Net increase in cash and cash equivalents		734	1,281	1,390
Cash and cash equivalents at beginning of year		10,065	7,782	6,409
Effect of exchange rate changes on cash and cash equivalents		(109)	1,002	(17)
Cash and cash equivalents at end of year		£ 10,690	£ 10,065	£ 7,782

[1]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders.
[2]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders. This is principally because the corporate taxes of the Group include those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the profit before all taxes measure is not representative of pre-tax profits attributable to shareholders. Profit before all taxes is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of the PAC with-profits fund after adjusting for taxes borne by policyholders.
[3]	Tax paid includes £298 million (2016: £226 million; 2015: £229 million) paid on profits taxable at policyholder rather than shareholder rates.
[4]	Net cash flows for corporate transactions are for distribution rights and acquisition and disposal of businesses (including private equity and other subsidiaries acquired by with-profits funds for investment purposes).
[5]	Structural borrowings of shareholder-financed operations exclude borrowings to support short-term fixed income securities programmes, non-recourse borrowings of investment subsidiaries of shareholder-financed operations and other borrowings of shareholder-financed operations. Cash flows in respect of these borrowings are included within cash flows from operating activities.
[6]	Interest paid on structural borrowings of with-profits operations relate solely to the £100 million 8.5 per cent undated subordinated guaranteed bonds, which contribute to the solvency base of the Scottish Amicable Insurance Fund (SAIF), a ring-fenced sub-fund of the PAC with-profits fund. There is no change in respect of the carrying value of the £100 million structural borrowings of the with-profits operations during 2017. Cash flows in respect of other borrowings of with-profits funds, which principally relate to consolidated investment funds, are included within cash flows from operating activities.